[LETTERHEAD]

July 6, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Series Trust (the “Trust”) (1933 Act File No.: 033-00507) (1940 Act File No.: 811-04419)

Dear Sir or Madam:

On behalf of the Trust, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of Prospectus and Statement of Additional Information dated May 1, 2009 relating to the Trust’s series Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP and Transamerica Foxhall Global Hard Asset VP, each separate series of the Trust that commenced operations on July 1, 2009, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the forms of Prospectus and Statement of Additional Information contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 80) (the “Registration Statement”). Each such series commenced the public offering of its shares on July 1, 2009. The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2009 via EDGAR (Accession Number 0000950144-09-003727).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1814.

Very truly yours,

/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel